PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2020
PROPERTY AND EQUIPMENT
Schedule of property and equipment

At September 30, 2020 and September 30, 2019, property and equipment consisted of:

	Estimated	September 30,	September 30,
	Useful Life	2020	2019

Furniture and fixtures	5 years	$9,357	$9,357

Leasehold improvements	Life of Lease	$8,983	$8,983

Computer equipment	3 years	$11,141	$8,686

Lab equipment	5 years	$1,000	$1,000

		30,481	28,026

Less – accumulated depreciation		25,929	19,003

Property and equipment, net		$4,552	$9,023